Commitments - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended										0 Months Ended			1 Months Ended	0 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended
	May 09, 2013 sqft	Jan. 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 09, 2013	Oct. 31, 2010	Feb. 28, 2011 Restricted Stock	Dec. 31, 2013 Restricted Stock	Dec. 31, 2013 Service Agreements	Dec. 31, 2013 Service Agreements Minimum Incurred between 2014 and 2016	Dec. 31, 2013 Service Agreements Maximum Incurred between 2014 and 2016	Apr. 02, 2014 CEO	Oct. 08, 2013 CEO	Dec. 31, 2013 CEO	Apr. 02, 2014 CEO Subsequent Event	Dec. 31, 2013 CEO Restricted Stock	Mar. 25, 2014 CEO Employment Agreement	Aug. 09, 2010 CEO Employment Agreement	Mar. 25, 2014 CEO Employment Agreement	Mar. 25, 2014 CEO Employment Agreement Subsequent Event	Aug. 09, 2010 CEO Employment Agreement Restricted Stock	Aug. 09, 2010 CEO Vest Upon Completion of Financing Employment Agreement Restricted Stock	Aug. 09, 2010 CEO Vest Upon Completion of Financing Employment Agreement Restricted Stock Minimum	Aug. 09, 2010 CEO Vesting Upon First Anniversary of Employment Agreement Employment Agreement Restricted Stock	Aug. 09, 2010 CEO Vesting Upon First Anniversary of Employment Agreement Employment Agreement Vesting on each subsequent one-month anniversary of the agreement	Aug. 09, 2010 CEO Raised at least $7,500,000 in one or more financings Employment Agreement	Aug. 09, 2010 CEO Raised at least $7,500,000 in one or more financings Employment Agreement Minimum	Mar. 25, 2014 CFO Employment Agreement	Jan. 28, 2014 CFO Employment Agreement	Mar. 25, 2014 CFO Employment Agreement	Mar. 25, 2014 CFO Employment Agreement Subsequent Event	Jan. 28, 2014 CFO Employment Agreement Subsequent Event	Mar. 25, 2014 CFO Employment Agreement Subsequent Event	Mar. 31, 2014 Chief Operating Officer Employment Agreement	Jun. 06, 2014 EVP of R&D and CMO Employment Agreement	May 22, 2014 EVP of R&D and CMO Employment Agreement	Jun. 06, 2014 EVP of R&D and CMO Employment Agreement	Jun. 06, 2014 EVP of R&D and CMO Employment Agreement Performance Options	Jan. 28, 2014 Bonus CFO Employment Agreement	Jan. 28, 2014 Bonus CFO Employment Agreement Subsequent Event	Jan. 28, 2014 Relocation Payment CFO Employment Agreement	Jan. 28, 2014 Relocation Payment CFO Employment Agreement Subsequent Event
Commitments And Contingencies [Line Items]
Cash security deposit									$ 100,000	$ 11,000
Leased space for administrative and research and development activities	20,000
Lease commencement date	2013-06-15
Lease period	10 years
Lease expiration date	Jun. 15, 2023
Rent expense			167,978	146,900	503,933	235,163	403,141	126,308
Employment agreement date																						Aug. 09, 2010		Mar. 25, 2014									Jan. 28, 2014			Jan. 28, 2014				May 22, 2014
Salary paid																					400,000	350,000		400,000									325,000			325,000		375,000		375,000
Annual target bonus as percentage of base salary																					50.00%	50.00%		50.00%									40.00%			40.00%				40.00%
Relocation payment to CFO																						87,500																							100,000	100,000
Stock Issued During Period, Shares, Restricted Stock																						480,000
Percentage of outstanding common stock shares																									8.00%			87.50%			5.00%
Percentage of options vesting											12.50%															12.50%		25.00%	0.028%	25.00%
Aggregate gross proceeds from financings																											1,000,000				7,500,000
Stock option granted vesting period																												4 years		4 years
Number of monthly installments options vest																								24 months						36 months
Outstanding stock options, Granted under the Plans					4,182,350		2,379,441										91,398							1,580,129								507,960			507,960			149,511	300,000			50,000
Estimated fair value of options			4,700,000	100,000	22,700,000	100,000	63,893	31,154									43,880
Forfeited restricted shares							78,750					78,750								78,750
Forfeited stock options																		17,219
Cash bonus																																											50,000	50,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001															$ 0.001	$ 0.001										$ 0.001			$ 0.001				$ 0.001
Weighted-average exercise price, Granted under the Plans					$ 4.03		$ 0.68														$ 1.35			$ 1.35								$ 1.35			$ 1.35			$ 17.00	$ 6.89			$ 6.89
Vesting period of the stock option																					10 years			10 years								10 years			10 years				10 years			10 years
Percentage of shares of common stock issued and sold		1.50%
Total cost of manufacturing agreement														2,000,000	3,000,000
Agreement termination period													90 days
Common stock, shares issued			38,345,867		38,345,867		5,527,816	5,415,316															1,580,129
Stock option exercise					$ 374,000		$ 376	$ 4,583								$ 2,700,000			$ 2,700,000